UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          599 Lexington Avenue, Suite 4110
                  New York, NY 10022


Form 13F File Number:        28-12755
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Justin Morgan
Title:            Controller
Phone:            (212) 720-3131

Signature, Place and Date of Signing:


       /s/ Justin Morgan             New York, NY               August 16, 2010
---------------------------          -------------              ---------------
           [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------

Form 13F Information Table Entry Total:                      32
                                                  ---------------------

Form 13F Information Table Value Total:                   $862,375
                                                  ---------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





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                                                    JAT CAPITAL MANAGEMENT
                                                  Quarter Ended June 30, 2010
                                                  FORM 13F INFORMATION TABLE

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                                                         VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                        --------    -------   ---  ----  ---------   --------    -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM       023135106    7,757      71,000   SH            SOLE                  71,000
APPLE INC                          COM       037833100   83,031     330,104   SH            SOLE                 330,104
ATHEROS COMMUNICATIONS INC         COM       04743P108   22,148     804,211   SH            SOLE                 804,211
BAIDU INC                    SPON ADR REP A  056752108   94,277   1,384,794   SH            SOLE               1,384,794
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109   55,968   2,331,039   SH            SOLE               2,331,039
CLEARWIRE CORP NEW                CL A       18538Q105    5,384     739,592   SH            SOLE                 739,592
COMMSCOPE INC                      COM       203372107   68,831   2,895,712   SH            SOLE               2,895,712
CSX CORP                           COM       126408103   21,642     436,076   SH            SOLE                 436,076
DIRECTV                         COM CL A     25490A101   14,999     442,200   SH            SOLE                 442,200
EQUINIX INC                     COM NEW      29444U502   51,005     627,989   SH            SOLE                 627,989
GANNETT INC                        COM       364730101    5,959     442,755   SH            SOLE                 442,755
GAYLORD ENTMT CO NEW               COM       367905106    6,970     315,529   SH            SOLE                 315,529
GREEN MTN COFFEE ROASTERS IN       COM       393122106   24,695     960,896   SH            SOLE                 960,896
HOME INNS & HOTELS MGMT INC     SPON ADR     43713W107   40,403   1,034,924   SH            SOLE               1,034,924
LAMAR ADVERTISING CO               CL A      512815101   14,005     571,183   SH            SOLE                 571,183
LAS VEGAS SANDS CORP               COM       517834107   33,154   1,497,489   SH            SOLE               1,497,489
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    3,956     376,803   SH            SOLE                 376,803
LIVE NATION ENTERTAINMENT IN       COM       538034109   40,146   3,841,767   SH            SOLE               3,841,767
MERCADOLIBRE INC                   COM       58733R102   14,781     281,283   SH            SOLE                 281,283
NETFLIX INC                        COM       64110L106   29,344     270,079   SH            SOLE                 270,079
NII HLDGS INC                   CL B NEW     62913F201    3,422     105,239   SH            SOLE                 105,239
OMNIVISION TECHNOLOGIES INC        COM       682128103   16,481     768,719   SH            SOLE                 768,719
PALM INC NEW                       COM       696643105    9,815   1,724,900   SH   PUT      SOLE               1,724,900
REPUBLIC SVCS INC                  COM       760759100   29,638     996,899   SH            SOLE                 996,899
RESEARCH IN MOTION LTD             COM       760975102   37,706     765,441   SH            SOLE                 765,441
SALESFORCE COM INC                 COM       79466L302   35,805     417,207   SH            SOLE                 417,207
SBA COMMUNICATIONS CORP            COM       78388J106   33,646     989,297   SH            SOLE                 989,297
SKECHERS U S A INC                 CL A      830566105   11,337     310,433   SH            SOLE                 310,433
STEC INC                           COM       784774101   20,630   1,642,533   SH            SOLE               1,642,533
TIVO INC                           COM       888706108    3,543     480,022   SH            SOLE                 480,022
WESTERN UN CO                      COM       959802109    6,914     463,734   SH            SOLE                 463,734
YAHOO INC                          COM       984332106   14,983   1,082,600   SH            SOLE               1,082,600

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